Allowance for Probable Loan Losses (Non-Accrual) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 47,685,000	$ 63,559,000	$ 62,823,000
Reduced interest income on non-accrual loans	3,298,000	4,013,000	4,088,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	11,616,000	9,988,000	$ 7,197,000
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	30,894,000	40,121,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	2,566,000	2,890,000
Commercial Real Estate: Other Construction and Land Development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	3,668,000	8,621,000
Accruing loans contractually past due 90 days or more as to principal or interest payments		439,000
Commercial real estate: farmland and commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	11,543,000	11,903,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	3,373,000	1,711,000
Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	777,000	835,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	49,000	21,000
Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	383,000	527,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	4,093,000	3,901,000
Residential: junior lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	21,000	1,523,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	640,000	431,000
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	34,000	29,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	453,000	482,000
Foreign
Loan loss allowances, financing receivable past due
Non-accrual loans, total	365,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	$ 442,000	$ 113,000